Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (61,933)	$ (21,630)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	232	15
Amortization of intangible assets	1,739	1,652
Noncash interest expense	133	230
Loss on impairment of intangible assets and goodwill	28,752
Loss on extinguishment of debt, net	2,061	7,715
Stock-based compensation	12,752	1,323
Bad debt expense	89	259
Provision for inventory excess and obsolescence	294	248
Warrant expense	2,813
Amortization of debt discount and deferred debt issuance costs	494	1,697
Deferred income tax benefit	(60)	(86)
Other noncash items		21
Change in operating assets and liabilities, net of business combination:
Accounts and other receivables	(284)	1,217
Inventory	(369)	(1,175)
Prepaid expenses and other current assets	(393)	843
Accounts payable and accrued liabilities	(1,480)	(992)
Warranty liability	(703)	61
Other	488	52
Net cash used in operating activities	(15,375)	(8,550)
Cash flows from investing activities:
Capital expenditures	(352)	(390)
Acquisition of Lap-Band product line assets	(3,000)	(2,000)
Proceeds received from acquisition	5,207
Cash (used in) provided by investing activities:	1,855	(2,390)
Cash flows from financing activities:
Payments of financing costs	(3,234)	(59)
Proceeds from warrant exercises	45,616	679
Proceeds from stock options exercised	417
Proceeds from credit agreement	1,000	9,500
Payment of credit agreement	(10,500)
Proceeds from PPP loan		955
Net cash provided by financing activities	33,299	11,075
Effect of currency exchange rate changes on cash and cash equivalents	29	(113)
Net (decrease) increase in cash, cash equivalents and restricted cash	19,808	22
Cash, cash equivalents and restricted cash at beginning of period	3,007	2,985
Cash, cash equivalents and restricted cash at end of period	22,815	3,007
Supplemental disclosure:
Cash paid for income taxes	102	40
Cash paid for interest	296
Noncash investing and financing activities:
Purchase price, net of cash received	25,355
Fair value of warrants included as a component of loss on extinguishment of debt	2,974	8,523
Fair value of common stock and warrants issued related to the fundamental transaction exchange	2,813
Fair value of common stock issued for professional services	97
Capital expenditures accruals	$ 5	193
Relative fair value of warrants classified as debt issuance costs		$ 1,393